Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Equity-Based Compensation
Schedule of activity of options granted under the Plan

		Weighted average	Weighted average
	Number of	exercise price	remaining	Aggregate intrinsic
	options	per option	contractual term	value (in $ millions)
Balance of GBT JerseyCo MIP Options as of December 31, 2021	4,173,448	$67.22
Exchange ratio conversion	8.7659
Recalculated GBTG MIP Options beginning balance	36,584,013	7.67
Forfeited	(138,124)	$10.03
Exercised	(48,212)	$6.55
Balance as of December 31, 2022 (1)	36,397,677	$7.66
Exercisable as of December 31, 2022	27,766,065	$7.10	4.1	13
Expected to vest as of December 31, 2022	8,631,632	$10.31	8.5	—
(1)	In January 2023, a portion of GBTG MIP Options was cancelled/exercised and exchanged for new RSUs. (See note 29 – Subsequent Events)

Schedule of key assumptions used in the valuation of the options granted

Assumption	2021
Annual risk-free interest rate	1.15%
Equity volatility	29%
Expected average life of options	6 years
Dividend yield	0%

Schedule of activity of RSUs granted under the 2022 Plan

		Weighted
	Number of	average grant
(in $ millions)	RSUs	date fair value
Granted during the year	11,430,966	$7.56
Forfeited / cancelled during the year	(142,221)	$6.19
Balance as of December 31, 2022	11,288,745	$7.56

Schedule of equity-based compensation expense recognized in consolidated statements of operations

(in $ millions)	Amount
Cost of revenue (excluding depreciation and amortization)	$2
Sales and marketing	14
Technology and content	8
General and administrative	15
Total	39